ROYALTY INCOME	6 Months Ended
May 31, 2022
Royalty Income
ROYALTY INCOME

20.       ROYALTY INCOME

IndieFlix earns royalty income from its participating net profit rights in three separate US Limited Liability Companies (“LLC”) for which IndieFlix acts as a manager.

The Company has recognized $34,433 (May 31, 2021 - $nil) of royalty income during the six months ended May 31, 2022.